FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02781
                                   ---------

                              TEMPLETON FUNDS, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 05/31/05
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.




TEMPLETON FUNDS, INC.

QUARTERLY STATEMENTS OF INVESTMENTS
MAY 31, 2005

--------------------------------------------------------------------------------

CONTENTS

Templeton Foreign Fund ....................................................    3
Templeton World Fund ......................................................   10
Notes to Statements of Investments ........................................   16

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin O TEMPLETON O Mutual Series


                                         Quarterly Statements of Investments | 1


                       This page intentionally left blank.



TEMPLETON FUNDS, INC.

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON FOREIGN FUND                                         INDUSTRY                          SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 81.8%
    ARGENTINA 0.0%(a)
(b) Inversiones y Representacion SA,
       GDR ....................................                  Real Estate                           404,137    $     5,031,506
                                                                                                                  ---------------
    AUSTRALIA 1.7%
    Alumina Ltd. ..............................                Metals & Mining                      20,362,180         84,780,870
    AMP Ltd. ..................................                   Insurance                          9,878,447         49,266,828
    National Australia Bank Ltd. ..............                Commercial Banks                      4,106,202         97,584,975
    Qantas Airways Ltd. .......................                    Airlines                         30,053,549         73,126,306
    Woodside Petroleum Ltd. ...................          Oil, Gas & Consumable Fuels                    38,500            720,042
                                                                                                                  ---------------
                                                                                                                      305,479,021
                                                                                                                  ---------------
    BERMUDA 2.1%
    ACE Ltd. ..................................                   Insurance                          5,319,925        229,927,158
    XL Capital Ltd., A ........................                   Insurance                          2,110,174        158,853,899
                                                                                                                  ---------------
                                                                                                                      388,781,057
                                                                                                                  ---------------
    BRAZIL 0.0%(a)
    Embraer-Empresa Brasileira de
       Aeronautica SA, ADR ....................              Aerospace & Defense                       150,000          4,545,000
                                                                                                                  ---------------
    CANADA 1.2%
    BCE Inc. ..................................     Diversified Telecommunication Services           9,317,393        213,671,354
    Domtar Inc. ...............................            Paper & Forest Products                   1,818,500         13,625,523
                                                                                                                  ---------------
                                                                                                                      227,296,877
                                                                                                                  ---------------
    CHINA 1.0%
    China Mobile (Hong Kong) Ltd., fgn ........      Wireless Telecommunication Services            24,476,749         89,506,303
    China Telecom Corp. Ltd., 144A ............     Diversified Telecommunication Services          66,360,000         23,242,910
    China Telecom Corp. Ltd., H ...............     Diversified Telecommunication Services         200,940,000         70,380,203
    Guangdong Electric Power Development
       Co. Ltd., B ............................      Independent Power Producers & Energy              757,704            379,823
                                                                   Traders                                        ---------------
                                                                                                                      183,509,239
                                                                                                                  ---------------
    DENMARK 0.8%
(b) Vestas Wind Systems AS ....................              Electrical Equipment                    6,716,151        109,114,965
(b) Vestas Wind Systems AS, 144A ..............              Electrical Equipment                    1,727,650         28,068,527
                                                                                                                  ---------------
                                                                                                                      137,183,492
                                                                                                                  ---------------
    FINLAND 2.6%
    M-real OYJ, B .............................            Paper & Forest Products                   2,834,000         15,294,692
    M-real OYJ, B, 144A .......................            Paper & Forest Products                   2,361,665         12,745,568
    Sampo OYJ, A ..............................                   Insurance                          1,338,742         18,873,970
    Stora Enso OYJ, R (EUR/FIM Traded) ........            Paper & Forest Products                  11,903,860        156,909,257
    Stora Enso OYJ, R (SEK Traded) ............            Paper & Forest Products                   2,354,531         31,015,651
    UPM-Kymmene Corp ..........................            Paper & Forest Products                  12,029,958        232,526,972
                                                                                                                  ---------------
                                                                                                                      467,366,110
                                                                                                                  ---------------
    FRANCE 3.1%
    Sanofi-Aventis ............................                Pharmaceuticals                       3,684,131        332,361,204
(b) Sanofi-Aventis, 144A ......................                Pharmaceuticals                         609,320         54,969,362
    Societe BIC SA ............................         Commercial Services & Supplies                 818,992         43,998,229


                                         Quarterly Statements of Investments | 3


TEMPLETON FUNDS, INC.

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON FOREIGN FUND                                         INDUSTRY                          SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    FRANCE (CONT.)
    Valeo SA ..................................                Auto Components                       2,139,209    $    89,569,224
    Vinci SA ..................................           Construction & Engineering                   665,014         49,803,820
                                                                                                                  ---------------
                                                                                                                      570,701,839
                                                                                                                  ---------------
    GERMANY 3.1%
    BASF AG ...................................                   Chemicals                          4,064,546        270,132,656
    Celesio AG ................................        Health Care Providers & Services                776,204         63,624,062
    Deutsche Post AG ..........................            Air Freight & Logistics                   3,206,707         75,302,420
    E.ON AG ...................................               Electric Utilities                     1,074,570         93,370,718
    Siemens AG ................................            Industrial Conglomerates                    810,018         59,297,572
                                                                                                                  ---------------
                                                                                                                      561,727,428
                                                                                                                  ---------------
    HONG KONG 7.2%
    Cheung Kong Holdings Ltd. .................                  Real Estate                        60,172,058        549,124,507
    Hang Lung Group Ltd. ......................                  Real Estate                        39,328,783         67,232,577
    Hang Lung Properties Ltd. .................                  Real Estate                           339,500            493,101
    Hong Kong Electric Holdings Ltd. ..........               Electric Utilities                    27,682,304        122,399,118
    Hutchison Whampoa Ltd. ....................            Industrial Conglomerates                 20,492,049        178,448,252
    Lerado Group Holdings Co. Ltd. ............          Leisure Equipment & Products                2,326,000            295,980
    MTR Corp. Ltd. ............................                  Road & Rail                        39,070,383         72,063,804
    SCMP Group Ltd. ...........................                     Media                           30,930,878         13,417,872
    Shangri-La Asia Ltd. ......................         Hotels, Restaurants & Leisure               27,094,670         40,920,350
    Swire Pacific Ltd., A .....................                  Real Estate                        24,142,522        206,358,277
    Yue Yuen Industrial Holdings Ltd. .........        Textiles Apparel & Luxury Goods              20,934,910         62,158,523
                                                                                                                  ---------------
                                                                                                                    1,312,912,361
                                                                                                                  ---------------
    INDIA 2.1%
    Gail India Ltd. ...........................                 Gas Utilities                       12,478,500         61,037,692
    Gail India Ltd., GDR, 144A ................                 Gas Utilities                           33,440            984,139
    Housing Development Finance
       Corp. Ltd. .............................           Thrifts & Mortgage Finance                 3,639,242         63,397,675
    ICICI Bank Ltd. ...........................                Commercial Banks                     11,341,987        101,637,166
    Satyam Computers Services Ltd. ............                  IT Services                         9,221,254         95,584,884
    Tata Motors Ltd. ..........................                   Machinery                          5,815,200         57,547,219
                                                                                                                  ---------------
                                                                                                                      380,188,775
                                                                                                                  ---------------
    ISRAEL 0.8%
(b) Check Point Software Technologies Ltd. ....                    Software                          6,373,738        144,747,590
                                                                                                                  ---------------
    ITALY 0.7%
    Eni SpA ...................................          Oil, Gas & Consumable Fuels                 4,940,070        126,221,035
                                                                                                                  ---------------
    JAPAN 12.6%
    Acom Co. Ltd. .............................                Consumer Finance                      2,117,770        136,353,450
    East Japan Railway Co .....................                  Road & Rail                            17,440         86,585,548
    Fanuc Ltd. ................................                   Machinery                              9,500            589,785
    Hitachi Ltd. ..............................       Electronic Equipment & Instruments            31,131,200        186,962,118
    KDDI Corp .................................      Wireless Telecommunication Services                 1,084          4,972,431
    Makita Corp ...............................               Household Durables                     3,952,700         77,186,239


4 | Quarterly Statements of Investments


TEMPLETON FUNDS, INC.

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON FOREIGN FUND                                         INDUSTRY                          SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    JAPAN (CONT.)
    Matsushita Electric Industrial
       Co. Ltd. ...............................               Household Durables                        31,000    $       463,151
    Meitec Corp ...............................         Commercial Services & Supplies                  17,000            523,005
    Mitsubishi Tokyo Financial
       Group Inc. .............................                Commercial Banks                         10,680         89,028,693
    NEC Corp ..................................            Computers & Peripherals                  11,880,000         65,984,802
    Nintendo Co. Ltd. .........................                    Software                          1,979,500        210,412,472
    Nippon Telegraph & Telephone Corp .........     Diversified Telecommunication Services              77,470        316,830,286
    Nomura Holdings Inc. ......................                Capital Markets                      11,834,480        149,886,335
    Ono Pharmaceutical Co. Ltd. ...............                Pharmaceuticals                       1,133,800         52,113,130
    Pioneer Corp ..............................               Household Durables                        45,000            746,926
    Shinsei Bank Ltd. .........................                Commercial Banks                     30,389,000        154,233,307
    Shinsei Bank Ltd., 144A ...................                Commercial Banks                      4,520,000         22,940,358
    Sompo Japan Insurance Inc. ................                   Insurance                         13,537,000        137,533,376
    Sony Corp .................................               Household Durables                     8,718,800        326,056,538
    Sumitomo Mitsui Financial Group Inc. ......                Commercial Banks                         14,703         95,478,423
    Takeda Pharmaceutical Co. Ltd. ............                Pharmaceuticals                       3,907,300        188,229,899
                                                                                                                  ---------------
                                                                                                                    2,303,110,272
                                                                                                                  ---------------
    MEXICO 2.1%
    Cemex SA ..................................             Construction Materials                   4,267,064         32,470,073
    Cemex SA, ADR .............................             Construction Materials                   2,617,431         99,985,864
    Telefonos de Mexico SA de CV (Telmex),
       L, ADR .................................     Diversified Telecommunication Services          13,246,566        247,180,922
    Wal-Mart de Mexico SA de CV, V,
       ADR ....................................            Food & Staples Retailing                     20,065            760,562
                                                                                                                  ---------------
                                                                                                                      380,397,421
                                                                                                                  ---------------
    NETHERLANDS 5.1%
    Akzo Nobel NV .............................                   Chemicals                          3,068,284        120,501,831
    ING Groep NV ..............................         Diversified Financial Services               4,981,471        137,824,111
    Koninklijke Philips Electronics NV. .......               Household Durables                     8,909,072        227,082,597
    Reed Elsevier NV ..........................                     Media                            5,422,500         74,946,370
    Rodamco Europe NV .........................         Diversified Financial Services                  65,850          5,065,322
    Royal Dutch Petroleum Co ..................          Oil, Gas & Consumable Fuels                 2,336,000        135,989,465
    VNU NV ....................................                     Media                            8,043,509        218,681,756
                                                                                                                  ---------------
                                                                                                                      920,091,452
                                                                                                                  ---------------
    NORWAY 0.2%
    Norske Skogindustrier ASA, A ..............            Paper & Forest Products                   1,996,825         30,716,099
                                                                                                                  ---------------
    PHILIPPINES 0.3%
    Ayala Land Inc. ...........................                  Real Estate                       105,116,880         14,835,044
    Philippine Long Distance
       Telephone Co ...........................     Diversified Telecommunication Services           1,530,100         41,505,645
    Philippine Long Distance
       Telephone Co., ADR .....................     Diversified Telecommunication Services              12,530            340,064
                                                                                                                  ---------------
                                                                                                                       56,680,753
                                                                                                                  ---------------


                                         Quarterly Statements of Investments | 5


TEMPLETON FUNDS, INC.

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON FOREIGN FUND                                         INDUSTRY                          SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    PORTUGAL 0.0%(a)
    Portugal Telecom SGPS SA ..................     Diversified Telecommunication Services              61,840    $       631,712
                                                                                                                  ---------------
    SINGAPORE 0.4%
    Singapore Airlines Ltd. ...................                    Airlines                                985              6,796
    United Overseas Bank Ltd. .................                Commercial Banks                         96,000            823,614
    Venture Corp. Ltd. ........................       Electronic Equipment & Instruments             7,143,000         64,281,858
                                                                                                                  ---------------
                                                                                                                       65,112,268
                                                                                                                  ---------------
    SOUTH AFRICA 0.4%
    Old Mutual PLC ............................                   Insurance                         37,041,700         79,414,971
                                                                                                                  ---------------
    SOUTH KOREA 6.1%
    Hana Bank .................................                Commercial Banks                      7,192,900        183,481,419
    Kookmin Bank ..............................                Commercial Banks                      4,192,950        184,364,948
    Kookmin Bank, ADR .........................                Commercial Banks                         16,614            734,339
    KT Corp., ADR .............................     Diversified Telecommunication Services           5,002,000        104,691,860
    POSCO .....................................                Metals & Mining                         429,381         76,713,231
    Samsung Electronics Co. Ltd. ..............    Semiconductors & Semiconductor Equipment            493,974        240,000,271
    Samsung Electronics Co. Ltd., GDR,
       Reg S ..................................    Semiconductors & Semiconductor Equipment              4,500          1,078,875
    Shinhan Financial Group Co. Ltd. ..........                Commercial Banks                      7,605,410        195,513,765
    SK Telecom Co. Ltd., ADR ..................      Wireless Telecommunication Services             6,383,026        133,532,904
                                                                                                                  ---------------
                                                                                                                    1,120,111,612
                                                                                                                  ---------------
    SPAIN 1.9%
    Repsol YPF SA .............................          Oil, Gas & Consumable Fuels                10,015,423        250,351,677
    Telefonica SA .............................     Diversified Telecommunication Services           5,180,223         86,771,652
    Telefonica SA, ADR ........................     Diversified Telecommunication Services               7,611            383,899
                                                                                                                  ---------------
                                                                                                                      337,507,228
                                                                                                                  ---------------
    SWEDEN 2.8%
(b) Atlas Copco AB ............................                   Machinery                          1,020,560          2,743,588
    Atlas Copco AB, A .........................                   Machinery                          3,061,680         46,709,592
    Electrolux AB, B ..........................               Household Durables                    13,171,470        287,698,784
    Holmen Aktiebolag AB, B ...................            Paper & Forest Products                   1,251,483         33,643,825
    Nordea Bank AB ............................                Commercial Banks                      7,106,560         64,955,922
    Nordea Bank AB, FDR .......................                Commercial Banks                        132,030          1,206,536
    Securitas AB, B ...........................         Commercial Services & Supplies               4,472,010         74,537,508
                                                                                                                  ---------------
                                                                                                                      511,495,755
                                                                                                                  ---------------
    SWITZERLAND 3.8%
    Lonza Group AG ............................                   Chemicals                            732,140         44,702,779
    Nestle SA .................................                 Food Products                          644,393        169,617,869
    Novartis AG ...............................                Pharmaceuticals                       4,578,978        223,628,773
    Swiss Reinsurance Co ......................                   Insurance                          4,094,705        253,622,353
                                                                                                                  ---------------
                                                                                                                      691,571,774
                                                                                                                  ---------------
    TAIWAN 2.0%
    Chunghwa Telecom Co. Ltd., ADR ............     Diversified Telecommunication Services           3,917,400         81,560,268
    Compal Electronics Inc. ...................            Computers & Peripherals                 101,117,346         97,039,124
    Lite-On Technology Corp ...................            Computers & Peripherals                  85,554,000         91,786,771


6 | Quarterly Statements of Investments


TEMPLETON FUNDS, INC.

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON FOREIGN FUND                                         INDUSTRY                          SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    TAIWAN (CONT.)
    Lite-On Technology Corp., GDR,
       144A ...................................            Computers & Peripherals                     299,200    $     3,209,973
    Taiwan Semiconductor
       Manufacturing Co .......................    Semiconductors & Semiconductor Equipment         53,682,105         97,385,996
                                                                                                                  ---------------
                                                                                                                      370,982,132
                                                                                                                  ---------------
    UNITED KINGDOM 17.7%
    Amvescap PLC ..............................                Capital Markets                      26,516,686        155,374,030
    BAE Systems PLC ...........................              Aerospace & Defense                    19,631,234         96,035,716
    BHP Billiton PLC ..........................                Metals & Mining                       8,379,597        101,092,905
    Boots Group PLC ...........................            Food & Staples Retailing                  7,982,329         88,033,462
    BP PLC ....................................          Oil, Gas & Consumable Fuels                33,274,140        333,110,179
    BP PLC, ADR ...............................          Oil, Gas & Consumable Fuels                     5,110            307,622
    British Land Co. PLC ......................                  Real Estate                         5,440,998         86,104,567
    British Sky Broadcasting Group PLC ........                     Media                           28,025,019        277,760,277
    Centrica PLC ..............................                 Gas Utilities                       21,302,930         89,795,958
    Compass Group PLC .........................         Hotels, Restaurants & Leisure               61,707,650        243,292,212
    GKN PLC ...................................                Auto Components                      27,792,294        127,249,007
    GlaxoSmithKline PLC .......................                Pharmaceuticals                      12,939,152        319,723,227
    Lloyds TSB Group PLC ......................                Commercial Banks                     12,476,584        102,688,867
    Pearson PLC ...............................                     Media                           20,316,526        243,256,430
    Persimmon PLC .............................               Household Durables                     7,502,445        101,892,797
    Reed Elsevier PLC .........................                     Media                              100,000            953,869
    Rentokil Initial PLC ......................         Commercial Services & Supplies              14,558,700         39,082,249
(b) Rolls-Royce Group PLC, B ..................              Aerospace & Defense                 1,044,838,650          1,945,824
    Shell Transport & Trading Co. PLC .........          Oil, Gas & Consumable Fuels                24,382,353        211,533,159
    Shire Pharmaceuticals Group PLC ...........                Pharmaceuticals                       3,250,478         34,489,710
    Smiths Group PLC ..........................            Industrial Conglomerates                  5,731,047         91,631,777
    Tesco PLC .................................            Food & Staples Retailing                    259,958          1,478,349
    Unilever PLC ..............................                 Food Products                       17,487,329        170,460,074
    Vodafone Group PLC ........................      Wireless Telecommunication Services            66,030,010        166,457,673
    Yell Group PLC ............................                     Media                           18,649,000        138,497,770
                                                                                                                  ---------------
                                                                                                                    3,222,247,710
                                                                                                                  ---------------
    TOTAL COMMON STOCKS
       (COST $12,540,591,192)                                                                                      14,905,762,489
                                                                                                                  ---------------
    PREFERRED STOCKS 1.6%
    BRAZIL 0.5%
    Cia Vale do Rio Doce, ADR, pfd., A ........                Metals & Mining                       3,386,403         83,576,426
                                                                                                                  ---------------
    GERMANY 0.7%
    Volkswagen AG, pfd ........................                  Automobiles                         4,146,234        133,443,304
                                                                                                                  ---------------
    SOUTH KOREA 0.4%
    Samsung Electronics Co. Ltd., pfd. ........    Semiconductors & Semiconductor Equipment            236,190         75,369,812
                                                                                                                  ---------------
    TOTAL PREFERRED STOCKS
       (COST $169,710,291)                                                                                            292,389,542
                                                                                                                  ---------------


                                         Quarterly Statements of Investments | 7


TEMPLETON FUNDS, INC.

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL
    TEMPLETON FOREIGN FUND                                                                       AMOUNT(D)             VALUE
---------------------------------------------------------------------------------------------------------------------------------
    BONDS & NOTES 0.6%
    AUSTRALIA 0.3%
    New South Wales Treasury Corp.,
       6.50%, 5/01/06 .........................                                                 36,000,000 AUD    $    27,465,996
    Queensland Treasury Corp.,
       6.50%, 6/14/05 .........................                                                 30,000,000 AUD         22,676,369
                                                                                                                  ---------------
                                                                                                                       50,142,365
                                                                                                                  ---------------
    LUXEMBOURG 0.2%
    Repcon Luxembourg SA, cvt., 144A,
       4.50%, 1/26/11 .........................                                                 25,000,000             29,000,000
                                                                                                                  ---------------
    NEW ZEALAND 0.1%
    Government of New Zealand,
       6.50%, 2/15/06 .........................                                                 31,000,000 NZD         21,867,024
                                                                                                                  ---------------
    TOTAL BONDS & NOTES
       (COST $98,244,763) .....................                                                                       101,009,389
                                                                                                                  ---------------
    SHORT TERM INVESTMENTS 14.6%
    GERMANY 1.6%
    Deutsche Bank AG, Time Deposit,
       2.02%, 6/01/05 .........................                                                230,750,090 EUR        283,996,505
                                                                                                                  ---------------
    NEW ZEALAND 0.3%
(c) New Zealand Treasury Bill, Strip,
       6/22/05 ................................                                                 92,980,000 NZD         65,214,823
                                                                                                                  ---------------
    THAILAND 0.2%
(c) Bank of Thailand,
       10/06/05 - 2/23/06 .....................                                                642,300,000 THB         15,534,867
(c) Thailand Treasury Bill,
       7/06/05 ................................                                                660,000,000 THB         16,104,991
       Strip, 3/09/06 .........................                                                130,335,000 THB          3,144,057
                                                                                                                  ---------------
                                                                                                                       34,783,915
                                                                                                                  ---------------
    UNITED KINGDOM 1.1%
    Royal Bank of Canada, Time Deposit,
       2.00%, 6/01/05 .........................                                                165,000,000 EUR        203,074,424
                                                                                                                  ---------------
    UNITED STATES 11.4%
(c) U.S. Treasury Bills, 6/02/05 - 8/25/05 ....                                              2,038,902,000          2,033,111,536
(c) Federal Home Loan Bank, 6/01/05 ...........                                                 44,159,000             44,159,000
                                                                                                                  ---------------
                                                                                                                    2,077,270,536
                                                                                                                  ---------------
    TOTAL SHORT TERM INVESTMENTS
       (COST $2,672,659,730) ..................                                                                     2,664,340,203
                                                                                                                  ---------------
    TOTAL INVESTMENTS
       (COST $15,481,205,976) 98.6% ...........                                                                    17,963,501,623
    OTHER ASSETS, LESS LIABILITIES 1.4% .......                                                                       251,383,626
                                                                                                                  ---------------
    NET ASSETS 100.0% .........................                                                                   $18,214,885,249
                                                                                                                  ===============


8 | Quarterly Statements of Investments


TEMPLETON FUNDS, INC.

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------
TEMPLETON FOREIGN FUND
--------------------------------------------------------------------------------

CURRENCY ABBREVIATIONS:
AUD - Australian Dollar
EUR - Euro
FIM - Finnish Markka
NZD - New Zealand Dollar
SEK - Swedish Krona
THB - Thai Baht

See Selected Portfolio Abbreviations on page 15.

(a)   Rounds to less than 0.05% of net assets.

(b)   Non-income producing.

(c) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(d)   The principal amount is stated in U.S. dollars unless otherwise indicated.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 9


TEMPLETON FUNDS, INC.

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON WORLD FUND                                           INDUSTRY                        SHARES               VALUE
----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 93.8%
    ARGENTINA 0.5%
(a) Inversiones y Representacion SA, GDR ......                   Real Estate                      2,894,489        $   36,036,388
                                                                                                                    --------------
    AUSTRALIA 1.5%
    BHP Billiton Ltd. .........................                 Metals & Mining                    2,679,941            33,778,727
    National Australia Bank Ltd. ..............                 Commercial Banks                   1,961,101            46,606,083
    Qantas Airways Ltd. .......................                     Airlines                      17,715,704            43,105,857
                                                                                                                    --------------
                                                                                                                       123,490,667
                                                                                                                    --------------
    BERMUDA 2.9%
(a) Accenture Ltd., A .........................                   IT Services                      1,753,740            40,827,067
    ACE Ltd. ..................................                    Insurance                       2,588,800           111,887,936
    XL Capital Ltd., A ........................                    Insurance                       1,044,952            78,663,987
                                                                                                                    --------------
                                                                                                                       231,378,990
                                                                                                                    --------------
    CHINA 1.9%
    China Mobile (Hong Kong) Ltd., ADR. .......       Wireless Telecommunication Services            100,000             1,826,000
    China Mobile (Hong Kong) Ltd., fgn. .......       Wireless Telecommunication Services         19,616,800            71,734,495
    Guangdong Electric Power Development
       Co. Ltd., B ............................       Independent Power Producers & Energy        16,090,315             8,065,788
                                                                    Traders
    PetroChina Co. Ltd., H ....................           Oil, Gas & Consumable Fuels            110,289,000            70,524,967
                                                                                                                    --------------
                                                                                                                       152,151,250
                                                                                                                    --------------
    FINLAND 1.8%
    Sampo OYJ, A ..............................                    Insurance                         562,696             7,933,050
    Stora Enso OYJ, R (EUR/FIM Traded). .......             Paper & Forest Products                5,913,360            77,946,223
    UPM-Kymmene Corp ..........................             Paper & Forest Products                2,867,590            55,427,627
                                                                                                                    --------------
                                                                                                                       141,306,900
                                                                                                                    --------------
    FRANCE 3.3%
    Sanofi-Aventis ............................                 Pharmaceuticals                    1,861,821           167,962,831
    Societe BIC SA ............................          Commercial Services & Supplies              621,001            33,361,674
    Valeo SA ..................................                 Auto Components                    1,415,710            59,276,137
                                                                                                                    --------------
                                                                                                                       260,600,642
                                                                                                                    --------------
    GERMANY 2.0%
    Deutsche Post AG ..........................             Air Freight & Logistics                3,158,400            74,168,037
    E.ON AG ...................................                Electric Utilities                    473,140            41,111,721
    Volkswagen AG .............................                   Automobiles                        999,200            44,025,747
                                                                                                                    --------------
                                                                                                                       159,305,505
                                                                                                                    --------------
    HONG KONG 7.1%
    Cheung Kong Holdings Ltd. .................                   Real Estate                     34,392,120           313,859,232
    Hang Lung Group Ltd. ......................                   Real Estate                      1,345,000             2,299,278
    Hutchison Whampoa Ltd. ....................             Industrial Conglomerates              19,512,060           169,914,341
    New World Development Co. Ltd. ............                   Real Estate                     28,330,443            29,677,587
    Shangri-La Asia Ltd. ......................          Hotels, Restaurants & Leisure             7,750,938            11,706,033
    Swire Pacific Ltd., A .....................                   Real Estate                      4,326,500            36,980,772
                                                                                                                    --------------
                                                                                                                       564,437,243
                                                                                                                    --------------
    INDIA 1.6%
    Housing Development Finance Corp. Ltd. ....            Thrifts & Mortgage Finance              3,188,190            55,540,092
    ICICI Bank Ltd. ...........................                 Commercial Banks                   3,648,860            32,697,956
    Satyam Computers Services Ltd. ............                   IT Services                      4,056,430            42,047,794
                                                                                                                    --------------
                                                                                                                       130,285,842
                                                                                                                    --------------


10 | Quarterly Statements of Investments


TEMPLETON FUNDS, INC.

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON WORLD FUND                                           INDUSTRY                        SHARES               VALUE
----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    ISRAEL 1.1%
(a) Check Point Software Technologies Ltd. ....                     Software                       4,007,820        $   91,017,592
                                                                                                                    --------------
    ITALY 0.8%
    Eni SpA ...................................           Oil, Gas & Consumable Fuels              2,541,076            64,925,647
                                                                                                                    --------------
    JAPAN 8.9%
    Mitsubishi Tokyo Financial Group Inc. .....                 Commercial Banks                       3,725            31,051,674
    Nintendo Co. Ltd. .........................                     Software                         948,100           100,779,017
    Nippon Telegraph & Telephone Corp .........      Diversified Telecommunication Services           34,921           142,816,967
    Nomura Holdings Inc. ......................                 Capital Markets                    7,407,000            93,811,311
    Olympus Corp ..............................         Health Care Equipment & Supplies             773,000            15,165,937
    Ono Pharmaceutical Co. Ltd. ...............                 Pharmaceuticals                    1,165,900            53,588,551
    Shinsei Bank Ltd., 144A ...................                 Commercial Banks                   1,147,000             5,821,370
    Sompo Japan Insurance Inc. ................                    Insurance                       9,348,000            94,973,923
    Sony Corp .................................                Household Durables                  1,993,700            74,558,302
    Sumitomo Mitsui Financial Group Inc. ......                 Commercial Banks                       4,963            32,228,757
    Takeda Pharmaceutical Co. Ltd. ............                 Pharmaceuticals                    1,241,800            59,822,355
                                                                                                                    --------------
                                                                                                                       704,618,164
                                                                                                                    --------------
    MEXICO 0.7%
    Cemex SA, ADR .............................              Construction Materials                1,363,101            52,070,458
                                                                                                                    --------------
    NETHERLANDS 4.7%
    Akzo Nobel NV .............................                    Chemicals                       1,931,014            75,837,413
    Koninklijke Philips Electronics NV ........                Household Durables                  3,855,105            98,262,451
    Reed Elsevier NV ..........................                      Media                         2,975,695            41,128,177
    Rodamco Europe NV .........................          Diversified Financial Services               27,298             2,099,820
    Royal Dutch Petroleum Co ..................           Oil, Gas & Consumable Fuels              1,025,600            59,704,964
    VNU NV ....................................                      Media                         3,593,633            97,701,386
                                                                                                                    --------------
                                                                                                                       374,734,211
                                                                                                                    --------------
    PHILIPPINES 0.1%
    Ayala Land Inc. ...........................                   Real Estate                     81,688,000            11,528,548
                                                                                                                    --------------
    SINGAPORE 0.4%
    Venture Corp. Ltd. ........................        Electronic Equipment & Instruments          3,124,000            28,113,751
                                                                                                                    --------------
    SOUTH KOREA 6.8%
    Hana Bank .................................                 Commercial Banks                   2,955,950            75,402,397
    Kookmin Bank ..............................                 Commercial Banks                   3,112,413           136,853,495
    KT Corp., ADR .............................      Diversified Telecommunication Services        2,120,300            44,377,879
    POSCO .....................................                 Metals & Mining                      244,558            43,692,744
    Samsung Electronics Co. Ltd. ..............     Semiconductors & Semiconductor Equipment         229,519           111,513,202
    Shinhan Financial Group Co. Ltd. ..........                 Commercial Banks                   2,608,250            67,050,794
    SK Telecom Co. Ltd., ADR ..................       Wireless Telecommunication Services          3,045,300            63,707,676
                                                                                                                    --------------
                                                                                                                       542,598,187
                                                                                                                    --------------
    SPAIN 1.1%
    Repsol YPF SA .............................           Oil, Gas & Consumable Fuels              3,460,790            86,508,037
                                                                                                                    --------------
    SWEDEN 0.3%
    Securitas AB, B ...........................          Commercial Services & Supplies            1,207,500            20,126,082
                                                                                                                    --------------


                                        Quarterly Statements of Investments | 11


TEMPLETON FUNDS, INC.

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON WORLD FUND                                           INDUSTRY                        SHARES               VALUE
----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    SWITZERLAND 4.0%
    Nestle SA .................................                  Food Products                       341,094        $   89,783,156
    Novartis AG ...............................                 Pharmaceuticals                    2,154,189           105,206,586
    Swiss Reinsurance Co ......................                    Insurance                       1,941,515           120,255,697
                                                                                                                    --------------
                                                                                                                       315,245,439
                                                                                                                    --------------
    TAIWAN 1.9%
    Chunghwa Telecom Co. Ltd., ADR ............      Diversified Telecommunication Services        2,402,000            50,009,640
    Compal Electronics Inc. ...................             Computers & Peripherals                1,517,000             1,455,817
    Lite-On Technology Corp ...................             Computers & Peripherals               48,462,000            51,992,549
    Lite-On Technology Corp., GDR, 144A .......             Computers & Peripherals                      600                 6,437
    Taiwan Semiconductor
       Manufacturing Co .......................     Semiconductors & Semiconductor Equipment      27,042,332            49,058,144
                                                                                                                    --------------
                                                                                                                       152,522,587
                                                                                                                    --------------
    UNITED KINGDOM 17.4%
    Amvescap PLC ..............................                 Capital Markets                   12,739,249            74,645,393
    BAE Systems PLC ...........................               Aerospace & Defense                 11,670,208            57,090,490
    Boots Group PLC ...........................             Food & Staples Retailing               4,983,700            54,962,952
    BP PLC ....................................           Oil, Gas & Consumable Fuels             15,599,848           156,171,374
    British Land Co. PLC ......................                   Real Estate                      2,414,232            38,205,565
    British Sky Broadcasting Group PLC ........                      Media                        12,192,205           120,838,820
    Centrica PLC ..............................                  Gas Utilities                     5,695,920            24,009,401
    Compass Group PLC .........................          Hotels, Restaurants & Leisure            21,908,441            86,377,509
    GKN PLC ...................................                 Auto Components                   14,497,223            66,376,573
    GlaxoSmithKline PLC .......................                 Pharmaceuticals                    5,449,315           134,651,218
    Lloyds TSB Group PLC ......................                 Commercial Banks                   8,217,185            67,631,767
    Pearson PLC ...............................                      Media                         9,061,967           108,501,903
    Rentokil Initial PLC ......................          Commercial Services & Supplies            6,608,030            17,738,993
(a) Rolls-Royce Group PLC, B ..................               Aerospace & Defense                540,435,000             1,006,463
    Shell Transport & Trading Co. PLC .........           Oil, Gas & Consumable Fuels             11,231,389            97,439,784
    Shire Pharmaceuticals Group PLC ...........                 Pharmaceuticals                    2,003,690            21,260,469
    Smiths Group PLC ..........................             Industrial Conglomerates               2,525,039            40,371,997
    Unilever PLC ..............................                  Food Products                     9,106,900            88,770,723
    Vodafone Group PLC ........................       Wireless Telecommunication Services         49,994,812           126,033,906
                                                                                                                    --------------
                                                                                                                     1,382,085,300
                                                                                                                    --------------
    UNITED STATES 23.0%
    Abbott Laboratories .......................                 Pharmaceuticals                      860,100            41,491,224
    American International Group Inc. .........                    Insurance                       1,038,600            57,694,230
    AmerisourceBergen Corp ....................         Health Care Providers & Services           1,777,180           114,752,512
(a) AMR Corp ..................................                     Airlines                       4,259,900            54,952,710
(a) BMC Software Inc. .........................                     Software                       5,300,500            90,214,510
    Bristol-Myers Squibb Co ...................                 Pharmaceuticals                    2,076,280            52,654,461
(a) Cadence Design Systems Inc. ...............                     Software                       6,118,800            85,479,636
    CIGNA Corp ................................         Health Care Providers & Services             801,100            77,906,975
(a) DIRECTV Group Inc. ........................                      Media                         9,230,200           137,806,886
    Dow Chemical Co ...........................                    Chemicals                       1,385,270            62,738,878
    EchoStar Communications Corp., A. .........                      Media                           700,000            20,461,000
    El Paso Corp ..............................           Oil, Gas & Consumable Fuels             11,394,070           117,814,684
    JPMorgan Chase & Co .......................          Diversified Financial Services            1,486,760            53,151,670


12 | Quarterly Statements of Investments


TEMPLETON FUNDS, INC.

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON WORLD FUND                                           INDUSTRY                        SHARES               VALUE
----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    UNITED STATES (CONT.)
(a) Maxtor Corp ...............................             Computers & Peripherals                2,535,400        $   13,919,346
    Merck & Co. Inc. ..........................                 Pharmaceuticals                      922,800            29,935,632
    Merrill Lynch & Co. Inc. ..................                 Capital Markets                    2,851,668           154,731,506
    News Corp. Ltd., A ........................                      Media                         4,960,800            80,017,704
    Noble Corp ................................           Energy Equipment & Services              1,013,100            57,361,722
(a) Pactiv Corp ...............................              Containers & Packaging                1,173,700            26,819,045
    Pfizer Inc. ...............................                 Pharmaceuticals                      451,400            12,594,060
    R.R. Donnelley & Sons Co ..................          Commercial Services & Supplies            2,048,050            68,097,662
    Raytheon Co ...............................               Aerospace & Defense                  1,988,200            77,857,912
(a) Synopsys Inc. .............................                     Software                       1,681,838            30,390,813
    TECO Energy Inc. ..........................                Electric Utilities                  3,928,600            69,457,648
(a) Tenet Healthcare Corp .....................         Health Care Providers & Services           8,401,380           101,824,726
(a) Time Warner Inc. ..........................                      Media                         2,562,100            44,580,540
(a) Western Digital Corp ......................             Computers & Peripherals                2,263,300            33,972,133
    Willis Group Holdings Ltd. ................                    Insurance                       1,828,100            62,648,987
                                                                                                                    --------------
                                                                                                                     1,831,328,812
                                                                                                                    --------------
    TOTAL COMMON STOCKS
       (COST $6,146,629,644)                                                                                         7,456,416,242
                                                                                                                    --------------
    PREFERRED STOCKS 1.3%
    BRAZIL 0.2%
    Cia Vale do Rio Doce, ADR, pfd., A ........                 Metals & Mining                      631,500            15,585,420
                                                                                                                    --------------
    GERMANY 0.5%
    Volkswagen AG, pfd ........................                   Automobiles                      1,235,616            39,767,336
                                                                                                                    --------------
    SOUTH KOREA 0.6%
    Samsung Electronics Co. Ltd., pfd .........     Semiconductors & Semiconductor Equipment         154,200            49,206,253
                                                                                                                    --------------
    TOTAL PREFERRED STOCKS
       (COST $64,129,644) .....................                                                                        104,559,009
                                                                                                                    --------------

                                                                                                 ---------------
                                                                                                    PRINCIPAL
                                                                                                    AMOUNT(B)
                                                                                                 ---------------
    BONDS & NOTES 1.0%
    AUSTRALIA 0.2%
    New South Wales Treasury Corp.,
       8.00%, 3/01/08 .........................                                                   17,170,000 AUD        13,829,741
                                                                                                                    --------------
    CANADA 0.1%
    Government of Canada,
       6.00%, 6/01/11 .........................                                                    8,030,000 CAD         7,213,142
                                                                                                                    --------------
    LUXEMBOURG 0.3%
    Repcon Luxembourg SA, cvt., 144A,
       4.50%, 1/26/11 .........................                                                   25,000,000            29,000,000
                                                                                                                    --------------
    NEW ZEALAND 0.3%
    Government of New Zealand,
       8.00%, 11/15/06 ........................                                                   15,670,000 NZD        11,329,393
       7.00%, 7/15/09 .........................                                                   15,850,000 NZD        11,648,748
                                                                                                                    --------------
                                                                                                                        22,978,141
                                                                                                                    --------------


                                        Quarterly Statements of Investments | 13


TEMPLETON FUNDS, INC.

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
    TEMPLETON WORLD FUND                                                                            AMOUNT(B)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
    BONDS & NOTES (CONT.)
    SWEDEN 0.1%
    Kingdom of Sweden, 5.50%, 10/08/12 ........                                                   48,680,000 SEK    $    7,613,857
                                                                                                                    --------------
    TOTAL BONDS & NOTES
       (COST $67,458,458) .....................                                                                         80,634,881
                                                                                                                    --------------
    SHORT TERM INVESTMENTS 3.1%
    GERMANY 2.7%
    Deutsche Bank AG, Time Deposit,
       2.02%, 6/01/05 .........................                                                  171,495,000 EUR       213,930,193
                                                                                                                    --------------
    UNITED STATES 0.4%
(c) Federal Home Loan Bank,
       0.00% - 1.68%, 6/01/05 - 8/12/05 .......                                                   14,657,000            34,527,184
                                                                                                                    --------------
    TOTAL SHORT TERM INVESTMENTS
       (COST $248,535,578) ....................                                                                        248,457,377
                                                                                                                    --------------
    TOTAL INVESTMENTS BEFORE REPURCHASE
       AGREEMENT (COST $6,526,753,324) 99.2%                                                                         7,890,067,509
                                                                                                                    --------------
    REPURCHASE AGREEMENTS (COST $10,000,000) 0.1%
    UNITED STATES 0.1%
(d) Paribas Corp., 3.02%, 6/01/05 (Maturity
       Value $10,000,839) Collateralized by
       Federal Home Loan Bank, 2.625%,
       10/16/06 ...............................                                                                         10,000,000
                                                                                                                    --------------
    TOTAL INVESTMENTS
       (COST $6,536,753,324) 99.3% ............                                                                      7,900,067,509
    OTHER ASSETS, LESS LIABILITIES 0.7% .......                                                                         52,840,688
                                                                                                                    --------------
    NET ASSETS 100.0% .........................                                                                     $7,952,908,197
                                                                                                                    ==============

CURRENCY ABBREVIATIONS:
AUD - Australian Dollar
CAD - Canadian Dollar
EUR - Euro
FIM - Finnish Markka
NZD - New Zealand Dollar
SEK - Swedish Krona

See Selected Portfolio Abbreviations on page 15.

(a)   Non-income producing.

(b)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(c) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(d) At May 31, 2005, all repurchase agreements had been entered into on that date.


   | Quarterly Statements of Investments
14 | See Notes to Statements of Investments.


TEMPLETON FUNDS, INC.

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------
TEMPLETON WORLD FUND
--------------------------------------------------------------------------------

SELECTED PORTFOLIO ABBREVIATIONS:
ADR - American Depository Receipt
FDR - Foreign Depository Receipt
GDR - Global Depository Receipt
PLC - Public Limited Co.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 15


TEMPLETON FUNDS, INC.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Funds Inc. is registered under the Investment Company Act of 1940 as an open-end investment company consisting of two diversified series, Templeton Foreign Fund and Templeton World Fund (the Funds).

1. INCOME TAXES

At May 31, 2005 the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

                                               --------------------------------
                                                  TEMPLETON         TEMPLETON
                                                   FOREIGN            WORLD
                                                     FUND             FUND
                                               --------------------------------
Cost of investments ........................   $15,579,626,704   $6,584,180,884
                                               --------------------------------

Unrealized appreciation ....................   $ 2,911,473,150   $1,519,802,725
Unrealized depreciation ....................      (527,598,231)    (203,916,100)
                                               --------------------------------
Net unrealized appreciation (depreciation)     $ 2,383,874,919   $1,315,886,625
                                               --------------------------------

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


16 | Quarterly Statements of Investments






ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON FUNDS, INC.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date July 22, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date July 22, 2005



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date  July 22, 2005